UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2018 to June 30, 2018

Commission File Number of issuing entity:	333-181552-01
Central Index Key Number of issuing entity:	0001550369

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928
Central Index Key Number of depositor:	0001000275

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB13 2.000% Covered Bonds Due 2018	☐	☐	√
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB24 Floating Rate Covered Bonds Due 2018	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.
Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
June 19, 2018	EUR 7,500,000.00	Interest	CB 0015
June 25, 2018	AUD 4,954,315.07	Interest	CB 0016
June 25, 2018	CAD 8,035,068.49	Interest	CB 0019
June 17, 2018	EUR 8,750,000.00	Interest	CB 0021
June 11, 2018	GBP 962,500.00	Interest	CB 0029
June 14, 2018	GBP 253,000.00	Interest	CB 0033
June 08, 2018	GBP 1,358,500.00	Interest	CB 0035

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the Guarantor and the Bank (and together with the Guarantor, the “Registrants”) issued on June 8, 2018, GBP 750,000,000 3 month £ Libor +0.27% CB36 Covered Bonds due June 8, 2021, for which the joint lead managers for the transaction were RBC Capital Markets, HSBC Bank plc, NatWest Markets plc, Banco Santander, S.A, and issued on June 28, 2018, EUR1,500,000,000 0.25% CB37 Covered Bonds due June 28, 2023 for which the joint lead managers for the transaction were RBC Capital Markets, Credit Agricole Corporate and Investment Bank, Deutsche Bank Aktiengesellschaft, Lloyds Bank Corporate Markets plc, Natixis, Societe Generale and UBS Limited.

The net proceeds from the sale of the Series CB36 and CB37 Covered Bonds were added to the Bank’s general working capital and will be used for general working capital purposes.

Item 9. Exhibits.

99.1 Monthly Investor Report for June 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	July 13, 2018	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ David Power
David Power VP, Term Funding & Capital Management